INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPOSITION OF LOSS BEFORE INCOME TAX

Composition of loss before income tax for the periods presented by jurisdictions is as follows:

	For the six months ended June 30,
	2026	2025
Chinese Mainland	$(898,382)	$310,715
Other jurisdictions	(255,181)	(2,762,059)
Total	$(1,153,563)	$(2,451,344)

SCHEDULE OF INCOME TAX PROVISION	The components of the income tax provision are:
	For the six months ended June 30,
	2026	2025
Current income tax expense	$-	$170,825
Deferred income tax benefit	(75,118)	-
Total	$(75,118)	$170,825

SCHEDULE OF INCOME TAX RECONCILIATIONS

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:

	For the six months ended June 30,
	2026		2025
	Amount	Percent	Amount	Percent
Loss before income taxes	(1,153,563)		(2,451,344)
Income tax expense computed at PRC statutory income tax rate of 25%	(288,391)	25.0%	(612,835)	25.0%
Foreign tax effects	62,991	(5.5)%	690,514	(28.2)%
Nontaxable or nondeductible items	1,142	(0.1)%	238,417	(9.7)%
Other adjustments
Tax incentives relating to R&D expenditures	-	0.0%	(188,480)	7.7%
Effect of preferential tax of PRC subsidiary	107,236	(9.3)%	37,849	(1.5)%
Effect of deferred income tax arising from operating lease	(30,752)	2.7%	-	0.0%
Changes in valuation allowance	72,656	(6.3)%	5,360	(0.2)%
Income tax (benefit)/expense	(75,118)	6.5%	170,825	(6.9)%

SCHEDULE OF DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES

The Company’s deferred tax assets and liabilities as of June 30, 2026 and December 31, 2025 are attributable to the following:

	As of
	June 30, 2026	December 31, 2025
Deferred tax assets:
Lease liability	$247,048	$245,571
Net operating loss carryforwards-PRC	269,395	156,031
Valuation allowance	(222,732)	(154,293)
Total deferred tax assets	293,711	247,309

Deferred tax liabilities
Right-of-use assets	118,793	151,308
Total deferred tax liabilities	118,793	151,308

Net deferred tax assets	182,882	96,001
Net deferred tax liabilities	7,964	-

SCHEDULE OF MOVEMENT OF VALUATION ALLOWANCE PROVISION FOR DEFERRED TAX ASSETS

The movement of valuation allowance provision for deferred tax assets is as follows:

	As of
	June 30, 2026	December 31, 2025
Balance as of January 1,	154,293	261,846
Current year addition	72,656	147,310
Write-off	(9,656)	(263,106)
Exchange rate effect	5,439	8,243
Balance as of June 30 and December 31,	222,732	154,293